STOCKHOLDERS' EQUITY (Details Narrative1) (USD $)	0 Months Ended					1 Months Ended				3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended		0 Months Ended								1 Months Ended	9 Months Ended	0 Months Ended							1 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended
	Aug. 19, 2013	Aug. 14, 2013	Jul. 29, 2013 Units	Jul. 25, 2013	May 31, 2013	Oct. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Nov. 11, 2013	Aug. 14, 2013 Post Stock Split Units	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split Units	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split Units	Sep. 30, 2013 Post Stock Split	Aug. 14, 2013 Pre Stock Split Units	Jul. 29, 2013 Pre Stock Split	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	May 31, 2013 Pre Stock Split Units	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Apr. 30, 2013 Pre Stock Split Units	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Sep. 30, 2013 Stock Options	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Aug. 19, 2013 Consultants Stock Options	Jul. 25, 2013 Consultants Stock Options
Options Granted																											794,230											794,230	23,077	176,923	300,000	2,300,000	303,846	67,307
Award term																																				5 years	5 years						5 years	5 years
Vesting terms of options granted																																				vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary							vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary	vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Shares issued for services			1,923	4,380			11,538			5,769										67,308			23,077		30,769					875,000				400,000
Grant date fair value (per share)	$ 5.85		$ 7.00	$ 6.85		$ 4.79	$ 5.03			$ 6.00										$ 4.55	$ 5.27		$ 5.85	$ 4.94							$ 0.41		$ 0.38
Value of shares issued for services				$ 30,000								$ 658,350	$ 75,000	$ 198,287	$ 198,287	$ 856,637
Ownership units sold																		153,846				999,998				2,404		2,000,000				13,000,000			31,250
Gross proceeds from sale of ownership units		800,000			5,200,000			25,000
Price of ownership unit sold																		5.20	5.20			5.20				10.40		0.40	0.40			0.40			0.80
Shares in each ownership unit sold		1	1					2
Warrants in each ownership unit sold		3	3					1
Shares sold in ownership units									10,029,965									153,846	5,696			999,998				4,808
Warrants sold in ownership units																		76,923	2,848			499,999				2,404
Warrant Exercise Price																	5.70	6.50	6.50			6.50				7.80		0.50	0.50			0.50			0.60
Ownership units converted from legal fees, legal fees			$ 29,620
Ownership units converted from legal fees, ownership units			5,696